Acquisition	12 Months Ended
Dec. 31, 2013
Acquisition [Abstract]
Acquisition
13. Acquisitions

NYPG Acquisition

On June 12, 2013, the Company entered into the K/N Merger Agreement with K/N Merger Sub LLC, K/N Merger Sub Inc., Kitara Media, NYPG, the Kitara Signing Holder and the NYPG Signing Holder.  The K/N Merger Agreement contemplated the (i) merger of K/N Merger Sub LLC with and into Kitara Media with Kitara Media surviving the merger and (ii) merger of K/N Merger Sub Inc. with and into NYPG with NYPG surviving the merger.

On July 1, 2013, the Company consummated the transactions contemplated by the K/N Merger Agreement.  At the close of the Merger, the NYPG Signing Holder, holder of all outstanding and issued shares of NYPG common stock, received (a) an aggregate of 10,000,000 shares of the Company’s common stock and (b) the Closing Notes, one in the amount of $100 being due and payable on January 1, 2014 (which was subsequently extended through January 1, 2015) and one in the amount of $200 being due and payable on January 1, 2023 to replace the existing advances from stockholder of NYPG.  Each of the Closing Notes accrues interest at a rate of 1% per annum, which will be due at the time the Closing Notes become due and payable. The aggregate purchase price of the transaction was $2,000.

For accounting purposes, the acquisition of NYPG by the Company was treated as a business combination.

The assets and liabilities of NYPG have been recorded in the Company’s consolidated balance sheet at their fair values at the date of acquisition.  As part of the Mergers on July 1, 2013, the Company acquired identifiable intangible assets of $143.  The acquired intangibles have been assigned definite lives and are subject to amortization, as described in the table below.

The following details amortization periods for the identifiable, amortizable intangibles:

Intangible Asset Category		Amortization Period
Subscribers		7 years
Website	3 years

The following details the allocation of the purchase price for the Kitara/NYPG Merger:

Fair Value
Cash	$6
Accounts Receivable	28
Property and Equipment	2
Intangible Asset - Subscribers	118
Intangible Asset - Website	25
Goodwill	2,118
Security Deposit	3
Promissory Notes Payable	(300)
Total purchase price consideration	$2,000

The Mergers resulted in the recording of goodwill of $2,118.  As a result of the transaction, the Company obtained access to the Adotas.com website which is owned and operated by NYPG.  The Company will therefore have access to the industry and market information that Adotas.com compiles.  NYPG will also leverage the Company’s contacts to drive traffic to increase advertisements to the website.  Adotas will also benefit from the Company’s senior management team.

The results of operations for NYPG for the period July 1, 2013 through ended December 31, 2013, are reflected in the Company’s results for the year ended December 31, 2013, in the accompanying consolidated statements of operations.  For the year ended December 31, 2013, $25 is included in the consolidated revenue and ($74) in the consolidated net loss related to NYPG.

Health Guru Acquisition

On December 3, 2013, the Company entered into a Merger Agreement and Plan of Organization (“Health Guru Merger Agreement”) by and among the Company, Kitara Media Sub, Inc. (“Merger Sub”), Health Guru Media and certain securityholders of Health Guru Media, which securityholders held a majority of the outstanding shares of capital stock of Health Guru and simultaneously consummated the transactions contemplated thereby (the “Closing”).

At the Closing, pursuant to the Health Guru Merger Agreement, Merger Sub was merged with and into Health Guru, with Health Guru surviving as a wholly owned subsidiary of the Company (the “HG Acquisition”). All of the shares of capital stock and certain debt of Health Guru Media outstanding immediately prior to the HG Acquisition were automatically canceled and converted into the right for such holders to receive an aggregate of 18,000,000 shares of the Company’s common stock.  Simultaneously, all of Health Guru Media’s stock options and warrants to purchase common stock which were outstanding prior to the HG Acquisition were cancelled. Based on a valuation prepared by an independent appraiser, the total purchase price of the transaction was $8,600.

The assets and liabilities of Health Guru Media have been recorded in the Company’s consolidated balance sheet at their fair values at the date of acquisition.  As part of the HG Acquisition on December 3, 2013, the Company acquired identifiable intangible assets of $2,012.  The acquired intangibles have been assigned definite lives and are subject to amortization, as described in the table below.

The following details amortization periods for the identifiable, amortizable intangibles:

Intangible Asset Category	Amortization Period
Domain Name – Gather.com	18 months
Advertiser Relationship	10 years
Video Library	10 years
Domain and trade name	Indefinite

The following details the allocation of the purchase price for the Health Guru Acquisition:

Intangible Asset - Domain and Trade Name - no amortization
	Fair Value
Cash		$754
Accounts Receivable		2,926
Property and Equipment		198
Prepaid expenses and other current assets		286
Security Deposit		56
	680
Intangible Asset - Domain Name		142
Intangible Asset - Advertiser Relationship		720
Intangible Asset - Video Library		470
Goodwill		9,698
Deferred tax liability		(272)
Accounts Payable and Accrued Expenses		(4,172)
Contingent Consideration		(224)
Short Term Debt		(2,662)
Total purchase price consideration		$8,600

The Health Guru Acquisition resulted in the recording of goodwill of $9,698.  The transaction has resulted in synergies in the technologies that the Company and Health Guru Media respectively have access to.  For instance, the acquisition allows Heath Guru Media to have access to the Company’s video player, Propel +, which it previously did not have access to.  Likewise, the Company now has access to Health Guru Media’s content management system that it previously did not have access to.  Additionally, many of the advertisers and publishers complement each other so each company has now gained access to more advertisements and access to more places to serve advertisements.

The results of operations for Health Guru Media for the period December 3, 2013 through ended December 31, 2013, are reflected in the Company’s results for the year ended December 31, 2013, in the accompanying consolidated statements of operations. For the year ended December 31, 2013, $807 is included in the consolidated revenue and ($563) in the consolidated net loss related to Health Guru.

Unaudited pro forma combined financial information

The following presents the unaudited pro forma combined financial information, as if the acquisition of NYPG and the acquisition of Health Guru Media had occurred as of January 1, 2012:

	For the year ended December 31,
	2013	2012
Revenues	$35,090	$31,910
Net loss	$(5,802)	$(6,761)
Pro forma basic and diluted net loss per common share	$(0.07)	$(0.08)
Pro forma weighted average common shares outstanding - basic and diluted	83,156,969	83,156,969

The pro forma combined results of operations are not necessarily indicative of the results of operations that actually would have occurred had the Mergers and the acquisition of Health Guru Media been completed as of January 1, 2012, nor are they necessarily indicative of future consolidated results.  Pro-forma net loss for the year ended December 31, 2013 was adjusted to exclude $367 in acquisition related costs, $550 in impairment expenses, and $250 in management's bonus.